Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Minimum eligibility age (in years)	21
Employer matching contribution per employee on first 2% of employee's annual compensation	100.00%
Percentage of employee annual compensation eligible for 100% employer matching contribution	2.00%
Employer matching contribution per employee on second 2% of employee's annual compensatio	50.00%
Percentage of employee annual compensation eligible for 50% employer matching contribution	2.00%
Defined contribution plan requisite service period (in years)	3
Defined contribution plan expense	$ 1.2	$ 1.0